Short-term Loans (Details) ¥ in Millions		12 Months Ended
	Aug. 09, 2018 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)
Short-term Loan
Weighted average interest rate for the outstanding short-term loans (as a percent)		0.79%	0.86%	0.86%
Deposits to secure short-term loan | ¥			¥ 1,295.0
Credit facilities not utilized		$ 1,503,900,000
Syndicated facility agreement
Short-term Loan
Short-term loan, maturity term	3 years
Aggregate amount of facilities agreement	$ 500,000,000
Number of mandated lead arrangers and bookrunners | item	4
Commitment fee	0.20%
Borrowings outstanding		0		$ 500,000,000.0
Syndicated facility agreement | London Interbank Offered Rate (LIBOR) [Member]
Short-term Loan
Basis points	0.95%
Guarantee agreements
Short-term Loan
Aggregate amount of facilities agreement		1,730,000,000.0
Unutilized amount of credit facilities taken by its subsidiaries		$ 621,700,000
Equal to or more than
Short-term Loan
Short-term loan, maturity term		7 days	7 days
Short-term loan, fixed interest rate (as a percent)		0.55%	0.55%	0.55%
Less than
Short-term Loan
Short-term loan, maturity term		1 year	1 year
Short-term loan, fixed interest rate (as a percent)		3.45%	3.45%	3.45%